Income tax - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Withholding tax	$ 235,000	$ 10,000	$ 2,060,000
Accumulated tax losses available for offset against future taxable profits	462,808,000
Deferred tax liability	129,000	$ 173,000	$ 264,000	$ 258,000
Current tax liabilities, current	3,124,000
Increase in Tax Expense At Applicable Tax Rate	$ 4,280,000
Applicable tax rate	25.00%